[New York Life Insurance Company letterhead]




                                  June 4, 1998

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re:      The MainStay Funds
                           File Nos. 33-2610; 811-4550

Ladies and Gentlemen:


         This letter serves as notification of the existence of a Spanish language version of The MainStay Funds' (the "Trust's") prospectus dated May 1, 1998.

         Pursuant to Rule 306 of Regulation S-T, we hereby represent that a fair and accurate English translation of the Trust's Spanish language prospectus dated May 1, 1998 may be found in Post-Effective Amendment No. 45 to the Trust's registration statement, which was filed April 29, 1998 (accession no. 0000950130-98-002195).

         If you have any questions with respect to any of the above, please do not hesitate to contact Jeffrey L. Steele at (202) 261-3314 or the undersigned at (212) 576-8149.

                                   Sincerely,

                                  /s/ Sara L. Badler

                                  Sara L. Badler

cc:  Jeffrey L. Steele
      Dechert Price & Rhoads